Schedule of Investments - Virtus U.S. Dividend ETF

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 5.6%
Alphabet, Inc. Class A	869	$334,391
Alphabet, Inc. Class C	576	219,997
Meta Platforms, Inc. Class A	264	161,544
Roku, Inc.*	1,560	181,834
Spok Holdings, Inc.	6,840	73,120
Total Communication Services		970,886
Consumer Discretionary - 5.1%
Amazon.com, Inc.*	1,637	433,903
Hasbro, Inc.	720	69,005
Magna International, Inc. (Canada)	3,072	195,594
Tesla, Inc.*	216	82,432
TJX Cos., Inc. (The)	576	90,288
Total Consumer Discretionary		871,222
Consumer Staples - 3.1%
Altria Group, Inc.	2,899	210,612
B&G Foods, Inc.	14,400	79,776
Dollar General Corp.	960	111,245
Hershey Co. (The)	691	128,346
Total Consumer Staples		529,979
Energy - 6.9%
Alliance Resource Partners LP	6,120	162,853
Hafnia Ltd. (Singapore)	11,232	100,077
Kimbell Royalty Partners LP	13,285	204,589
Mach Natural Resources LP	13,800	190,440
Plains GP Holdings LP Class A*	4,536	110,905
TORM PLC Class A (Switzerland)	7,114	231,561
TXO Partners LP	5,184	64,437
USA Compression Partners LP	4,182	114,880
Total Energy		1,179,742
Financials - 14.5%
AllianceBernstein Holding LP	4,776	190,562
Allstate Corp. (The)	768	166,856
Annaly Capital Management, Inc.	9,221	211,161
Bank of New York Mellon Corp. (The)	1,320	177,368
Canadian Imperial Bank of Commerce (Canada)	1,272	141,752
Charles Schwab Corp. (The)	1,320	120,965
Dynex Capital, Inc.	7,211	98,214
East West Bancorp, Inc.	936	118,376
First Financial Corp.	1,992	130,815
Invesco Mortgage Capital, Inc.	16,704	135,803
JPMorgan Chase & Co.	144	45,105
MFA Financial, Inc.	10,608	108,732
Orchid Island Capital, Inc.	28,372	199,455
PNC Financial Services Group, Inc. (The)	515	114,845
Redwood Trust, Inc.	27,168	151,054
Truist Financial Corp.	3,550	182,825
US Bancorp	3,600	203,976
Total Financials		2,497,864
Health Care - 7.7%
AbbVie, Inc.	1,056	223,154
Amgen, Inc.	600	207,750
Bristol-Myers Squibb Co.	3,408	206,491

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
CVS Health Corp.	768	$63,967
Eli Lilly & Co.	96	89,721
Johnson & Johnson	1,368	314,435
Pfizer, Inc.	7,944	212,105
Total Health Care		1,317,623
Industrials - 12.2%
AMETEK, Inc.	792	186,516
Comfort Systems USA, Inc.	144	264,996
EMCOR Group, Inc.	91	81,142
General Dynamics Corp.	408	140,474
Global Ship Lease, Inc. Class A (United Kingdom)	4,200	169,680
HEICO Corp. Class A	276	57,689
Icahn Enterprises LP	20,544	169,899
L3Harris Technologies, Inc.	216	69,239
nVent Electric PLC	1,584	226,354
Parker-Hannifin Corp.	250	227,355
RBC Bearings, Inc.*	154	92,260
United Parcel Service, Inc. Class B	1,446	157,325
Vertiv Holdings Co. Class A	792	260,164
Total Industrials		2,103,093
Information Technology - 33.9%
Amphenol Corp. Class A	1,464	215,603
Analog Devices, Inc.	716	288,018
Apple, Inc.	3,538	960,036
Applied Materials, Inc.	192	75,742
Arista Networks, Inc.*	1,272	219,687
Broadcom, Inc.	1,632	681,246
Cisco Systems, Inc.	2,616	239,364
HubSpot, Inc.*	269	59,653
KLA Corp.	72	126,025
LAM Research Corp.	1,144	294,992
Micron Technology, Inc.	778	402,351
Microsoft Corp.	1,416	577,417
Monolithic Power Systems, Inc.	168	271,221
Motorola Solutions, Inc.	168	73,757
NVIDIA Corp.	4,761	950,153
Sandisk Corp.*	72	78,949
ServiceNow, Inc.*	1,080	95,375
TD SYNNEX Corp.	730	166,571
TE Connectivity PLC (Switzerland)	312	66,038
Total Information Technology		5,842,198
Materials - 2.7%
Agnico Eagle Mines Ltd. (Canada)	960	180,682
Dow, Inc.	2,300	93,127
Wheaton Precious Metals Corp. (Brazil)	1,486	187,919
Total Materials		461,728
Real Estate - 4.9%
Alpine Income Property Trust, Inc.	3,840	72,192
CTO Realty Growth, Inc.	5,568	112,752
Innovative Industrial Properties, Inc.	2,208	119,784
LTC Properties, Inc.	4,032	154,103

Schedule of Investments - Virtus U.S. Dividend ETF (continued)

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate (continued)
Postal Realty Trust, Inc. Class A	3,288	$71,942
Realty Income Corp.	2,525	162,206
VICI Properties, Inc.	2,616	76,387
WP Carey, Inc.	1,100	80,223
Total Real Estate		849,589
Utilities - 3.2%
Atmos Energy Corp.	888	168,702
Brookfield Infrastructure Partners LP (Canada)	2,334	83,674
Edison International	2,199	152,809
Emera, Inc. (Canada)	2,712	144,875
Total Utilities		550,060
Total Common Stocks
(Cost $15,295,814)		17,173,984
TOTAL INVESTMENTS - 99.8%
(Cost $15,295,814)		17,173,984
Other Assets in Excess of Liabilities - 0.2%		42,612
Net Assets - 100.0%		$17,216,596

*	Non-income producing security.

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$17,173,984	$—	$—	$17,173,984
Total	$17,173,984	$—	$—	$17,173,984